SCHEDULE OF PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Apr. 01, 2023
Notes and other explanatory information [abstract]
Cost, balance	$ 5,038	$ 5,038	$ 5,038
Accumulated depreciation, balance	(5,038)	(5,038)	$ (1,342)
Accumulated depreciation, charge for the year	3,696
Plant and equipment, net